Cover	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2026
Registrant Name	Veritone, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38093
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	5291 California Avenue
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
City Area Code	888
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001615165